Investments in affiliated companies (Tables)	12 Months Ended
Mar. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Summarized Combined Financial Information Provided by Equity Investees

The summarized combined financial information that is based on information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements is shown below:

Balance Sheets

	Yen in millions
	March 31
	2015	2016
Current assets	280,485	367,465
Noncurrent assets	770,847	773,126
Current liabilities	208,271	245,731
Noncurrent liabilities and noncontrolling interests	657,865	709,134
Percentage of ownership in equity investees	20%-50%	20%-50%

Statements of Income

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Net revenues	306,383	308,399	358,256
Operating income (loss)	(1,064)	34,962	32,884
Net income (loss) attributable to controlling interests	(15,195)	(5,461)	8,388
Percentage of ownership in equity investees	20%-50%	20%-50%	20%-50%

Account Balances and Transactions with Affiliated Companies Accounted for under Equity Method

Account balances and transactions with affiliated companies accounted for under the equity method are presented below. There are no other material transactions or account balances with any other related parties.

	Yen in millions
	March 31
	2015	2016
Accounts receivable, trade	8,350	9,740
Accounts payable, trade	1,887	2,044
Capital lease obligations	50,001	21,025

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Sales	23,647	29,393	33,569
Purchases	1,533	1,498	2,259
Lease payments	38,919	36,642	32,291